Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Income
Net realized (gain) loss included in net income, net of taxes (benefits)	$ (177)	$ 24
Unrealized holding gain (losses) on available-for-sale securities during the period, net of taxes	1,340	(697)
Change in funded status of defined benefit plan, net of taxes	117	(5)
Amortization of prior service included in net periodic pension expense, net of tax benefits	$ (18)	$ (18)